Federated Bond Fund
(A Portfolio of Federated Investment Series Funds, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares


Supplement to current Prospectus, dated February 1, 2007

   1. Under the section entitled "What are the Main Risks of Investing in the Fund" please insert the following immediately after "Credit Risks":

       PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.


   2. Under the section entitled "What are the Principal Securities in which the Fund Invests?" please insert the following immediately before "Corporate Debt Securities":


       MORTGAGE-BACKED SECURITIES
       Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

       Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

       NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
       Non-governmental mortgage backed securities (including non-governmental
       CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.

       ASSET-BACKED SECURITIES
       Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities have prepayment risks.


   3. Under the security description entitled "SWAPS" please replace the last paragraph with the following:

       Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, volatility swaps and caps and floors.

   4. Under the section entitled "What are the Specific Risks of Investing in the Fund" please insert the following immediately after "Credit Risks":

       PREPAYMENT RISKS
       Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
       For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

       Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

       Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.



                                                           July 13, 2007



   Federated Securities Corp., Distributor

   Cusip 31420F103
   Cusip 31420F202
   Cusip 31420F301
   Cusip 31420F400

   37044 (7/07)


                                 - 2 -





Federated Bond Fund
(A Portfolio of Federated Investment Series Funds, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares


Supplement to current Statement of Additional Information (SAI), dated February 1, 2007

   1. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately before "Z CLASSES AND RESIDUAL CLASSES":


       NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
       Non-governmental mortgage backed securities (including non-governmental
       CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.

   2. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately before "CAPS AND FLOORS":

       VOLATILITY SWAPS
       A volatility swap is an agreement between two parties to make payments based on changes in the volatility of a Reference Instrument over a stated period of time. Specifically, one party will be required to make a payment to the other party if the volatility of a Reference Instrument increases over an agreed upon period of time, but will be entitled to receive a payment from the other party if the volatility decreases over that time period. A volatility swap that requires a single payment on a stated future date will be treated as a forward contract. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as "variance"). This type of a volatility swap is frequently referred to as a variance swap.

   3. Under the section entitled "Fixed Income Securities Investment Risks" please insert the following immediately after "Credit Risks":

       PREPAYMENT RISKS
       Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
       For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

       Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

       Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.



                                                            July 13, 2007



   Federated Securities Corp., Distributor

   Cusip 31420F103
   Cusip 31420F202
   Cusip 31420F301
   Cusip 31420F400

   36974 (7/07)





                                 - 1 -